UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08003
                                                     ---------

                       Advantage Advisers Troon Fund, LLC
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MARCH 31, 2005
      SHARES                                                                                      MARKET VALUE
                  COMMON STOCK - 101.01%
                    APPLICATIONS SOFTWARE - 2.67%
 93,085                 Microsoft Corp.                                                           $  2,249,864
                                                                                                  --------------
                    BROADCASTING SERVICES / PROGRAMMING - 6.10%
495,227                 Liberty Media Corp., Class A*                                                5,135,504
                                                                                                  --------------
                    CABLE TV - 6.82%
 32,646                 Comcast Corp., Class A*                                                      1,102,782
 32,646                 Comcast Corp., Special Class A*                                              1,091,682
107,949                 DIRECTV Group, Inc.*                                                         1,556,625
 45,447                 Liberty Media International, Inc., Class A*                                  1,987,852
                                                                                                  --------------
                                                                                                     5,738,941
                                                                                                  --------------
                    CASINO HOTELS - 8.75%
 57,590                 Las Vegas Sands Corp.*                                                       2,591,550
 29,021                 MGM Mirage*                                                                  2,055,267
 40,060                 Wynn Resorts, Ltd.*                                                          2,713,665
                                                                                                  --------------
                                                                                                     7,360,482
                                                                                                  --------------
                    CASINO SERVICES - 1.47%
 46,484                 International Game Technology                                                1,239,263
                                                                                                  --------------
                    CELLULAR TELECOMMUNICATIONS - 0.35%
 25,273                 Alamosa Holdings, Inc.*                                                        294,936
                                                                                                  --------------
                    COMMERCIAL SERVICES - 0.13%
  6,158                 Central Parking Corp.                                                          105,794
                                                                                                  --------------
                    COMPUTERS - 2.32%
 29,891                 Apple Computer, Inc.*                                             (a)(b)     1,245,558
  9,237                 Research In Motion, Ltd.*                                         (b)          705,892
                                                                                                  --------------
                                                                                                     1,951,450
                                                                                                  --------------
                    COMPUTERS - MEMORY DEVICES - 0.34%
 10,330                 SanDisk Corp.*                                                                 287,174
                                                                                                  --------------
                    E-COMMERCE / PRODUCTS - 1.73%
 32,753                 Blue Nile, Inc.*                                                  (a)          905,620


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MARCH 31, 2005
      SHARES                                                                                      MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    E-COMMERCE / PRODUCTS (CONTINUED)
 18,920                 Provide Commerce, Inc.*                                                   $    546,410
                                                                                                  --------------
                                                                                                     1,452,030
                                                                                                  --------------
                    E-COMMERCE / SERVICES - 6.68%
 60,179                 eBay, Inc.*                                                       (b)        2,242,270
133,086                 IAC/InterActiveCorp*                                                         2,963,825
 64,349                 Napster, Inc.*                                                                 418,912
                                                                                                  --------------
                                                                                                     5,625,007
                                                                                                  --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.73%
 39,554                 Intel Corp.                                                                    918,839
 17,979                 Nvidia Corp.*                                                                  427,181
 37,365                 Texas Instruments, Inc.                                                        952,434
                                                                                                  --------------
                                                                                                     2,298,454
                                                                                                  --------------
                    ENTERPRISE SOFTWARE / SERVICES - 2.72%
183,657                 Oracle Corp.*                                                                2,292,039
                                                                                                  --------------
                    ENTERTAINMENT SOFTWARE - 4.04%
 77,269                 Activision, Inc.*                                                            1,143,581
 43,547                 Electronic Arts, Inc.*                                            (a)        2,254,864
                                                                                                  --------------
                                                                                                     3,398,445
                                                                                                  --------------
                    FINANCE - INVESTMENT BANKER / BROKER - 1.00%
 80,159                 Charles Schwab Corp.                                              (a)          842,471
                                                                                                  --------------
                    HOTELS & MOTELS - 2.49%
 93,841                 Hilton Hotels Corp.                                                          2,097,346
                                                                                                  --------------
                    IDENTIFICATION SYSTEMS / DEVICES - 0.02%
 10,080                 Bio-Key International, Inc.*                                                    12,701
                                                                                                  --------------
                    INTERNET SECURITY - 4.05%
118,848                 VeriSign, Inc.*                                                   (a)        3,410,938
                                                                                                  --------------
                    MACHINERY - CONSTRUCTION & MINING - 0.40%
  3,638                 Caterpillar, Inc.                                                 (b)          332,659
                                                                                                  --------------
                    MEDICAL - BIOMEDICAL / GENETICS - 0.52%
  7,725                 Genentech, Inc.*                                                               437,312
                                                                                                  --------------


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MARCH 31, 2005
      SHARES                                                                                      MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    MEDICAL INSTRUMENTS - 1.18%
 52,405                 Symmetry Medical, Inc.*                                                   $    996,743
                                                                                                  --------------
                    MULTIMEDIA - 9.40%
109,388                 News Corp., Class A                                                          1,850,845
 99,576                 News Corp., Class B                                                          1,753,534
153,329                 Time Warner, Inc.*                                                (b)        2,690,924
 56,125                 Walt Disney Co.                                                              1,612,471
                                                                                                  --------------
                                                                                                     7,907,774
                                                                                                  --------------
                    NETWORKING PRODUCTS - 3.46%
115,360                 Cisco Systems, Inc.*                                                         2,063,790
 38,616                 Juniper Networks, Inc.*                                                        851,869
                                                                                                  --------------
                                                                                                     2,915,659
                                                                                                  --------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 0.19%
  2,063                 Kerr-Mcgee Corp.                                                  (b)          161,595
                                                                                                  --------------
                    REITS - DIVERSIFIED - 0.93%
 11,296                 Vornado Realty Trust                                                           782,474
                                                                                                  --------------
                    REITS - HOTELS - 1.64%
 83,466                 Host Marriott Corp.                                                          1,382,197
                                                                                                  --------------
                    REITS - REGIONAL MALLS - 2.98%
 73,533                 General Growth Properties, Inc.                                              2,507,475
                                                                                                  --------------
                    RETAIL - BEDDING - 1.31%
 30,148                 Bed, Bath & Beyond, Inc.*                                         (a)        1,101,608
                                                                                                  --------------
                    RETAIL - BOOKSTORE - 0.93%
22,628                  Barnes & Noble, Inc.*                                                          780,440
                                                                                                  --------------
                    RETAIL - MAJOR DEPARTMENT STORE - 2.45%
 15,514                 Sears Holdings Corp.*                                                        2,065,999
                                                                                                  --------------
                    RETAIL - RESTAURANTS - 1.03%
 15,201                 McDonald's Corp.                                                               473,359


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MARCH 31, 2005
      SHARES                                                                                      MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    RETAIL - RESTAURANTS (CONTINUED)
  7,585                 Starbucks Corp.*                                                          $    391,841
                                                                                                  --------------
                                                                                                       865,200
                                                                                                  --------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.17%
164,306                 Corning, Inc.*                                                               1,828,726
                                                                                                  --------------
                    TELEPHONE - INTEGRATED - 1.55%
 57,218                 Sprint Corp.                                                                 1,301,710
                                                                                                  --------------
                    WEB PORTALS / ISP - 11.82%
 19,351                 Google, Inc., Class A*                                                       3,493,049
190,269                 Yahoo!, Inc.*                                                                6,450,119
                                                                                                  --------------
                                                                                                     9,943,168
                                                                                                  --------------
                    WIRELESS EQUIPMENT - 4.64%
111,331                 Motorola, Inc.                                                               1,666,625
 34,580                 Nokia Corp. - Sponsored ADR                                                  533,569
 46,441                 Qualcomm, Inc.                                                               1,701,134
                                                                                                  --------------
                                                                                                     3,901,328
                                                                                                  --------------
                  TOTAL COMMON STOCK (COST $61,937,110)                                           $ 85,004,906
                                                                                                  --------------

    CONTRACTS
                  PURCHASED OPTIONS - 0.92%
                    CALL OPTIONS - 0.83%
                    COMPUTERS - 0.25%
    172                 Apple Computer, Inc., 04/16/05, $35.00                                         125,560
     86                 Apple Computer, Inc., 04/16/05, $37.50                                          41,280
     58                 Reasearch In Motion, Ltd., 04/16/05, $70.00                                     45,240
                                                                                                  --------------
                                                                                                       212,080
                                                                                                  --------------
                    E-COMMERCE / SERVICES - 0.14%
    173                 eBay, Inc., 04/16/05, $30.00                                                   122,830
                                                                                                  --------------
                    INTERNET CONTENT - INFORMATION / NETWORK - 0.08%
    230                 Ask Jeeves, Inc., 04/16/05, $25.00                                              64,400
                                                                                                  --------------


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MARCH 31, 2005
    CONTRACTS                                                                                     MARKET VALUE
                    PURCHASED OPTIONS (CONTINUED)
                    CALL OPTIONS (CONTINUED)
                    MACHINERY - CONSTRUCTION & MINING - 0.02%
     58                 Caterpillar, Inc., 04/16/05, $90.00                                       $     15,660
                                                                                                  --------------
                    MULTIMEDIA - 0.02%
    460                 Time Warner, Inc., 04/16/05, $20.00                                              9,200
    115                 Time Warner, Inc., 05/21/05, $18.00                                              5,750
    115                 Time Warner, Inc., 05/21/05, $19.00                                              2,300
                                                                                                  --------------
                                                                                                        17,250
                                                                                                  --------------
                    OIL & GAS DRILLING - 0.09%
    115                 Transocean, Inc., 04/16/05, $45.00                                              77,050
                                                                                                  --------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 0.23%
     58                 Devon Energy Corp., 04/16/05, $40.00                                            45,820
     58                 Devon Energy Corp., 04/16/05, $45.00                                            18,328
     58                 Kerr-Mcgee Corp., 04/16/05, $70.00                                              47,560
    115                 Unocal Corp., 04/16/05, $55.00                                                  81,650
                                                                                                  --------------
                                                                                                       193,358
                                                                                                  --------------
                    TOTAL CALL OPTIONS (COST $746,661)                                            $    702,628
                                                                                                  --------------
                    PUT OPTIONS - 0.09%
                    MEDICAL - DRUGS - 0.02%
     58                 Forest Laboratories, Inc., 04/16/05, $40.00                                     18,560
                                                                                                  --------------
                    MULTI-LINE INSURANCE - 0.07%
    115                 American International Group, Inc., 04/16/05, $60.00                            55,200
                                                                                                  --------------


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MARCH 31, 2005
    CONTRACTS                                                                                     MARKET VALUE
                    PURCHASED OPTIONS (CONTINUED)
                    TOTAL PUT OPTIONS (COST $76,579)                                              $     73,760
                                                                                                  --------------
                  TOTAL PURCHASED OPTIONS (COST $823,240)                                         $    776,388
                                                                                                  --------------

                  TOTAL INVESTMENTS (COST $62,760,350) - 101.93%                                  $ 85,781,294
                                                                                                  --------------

                  OTHER ASSETS, LESS LIABILITIES - (1.93%)                                          (1,624,765)
                                                                                                  --------------

                  NET ASSETS - 100.00%                                                            $ 84,156,529
                                                                                                  ==============



(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)     Security held in connection with an open put or call option contract.
 *      Non-income producing security.
ADR     American Depository Receipt

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                 MARCH 31, 2005
                                                                                                  MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED - (9.46%)
                    MULTI-LINE INSURANCE - (0.77%)
11,720                  American International Group, Inc.                                        $   (649,405)
                                                                                                  --------------
                    REGISTERED INVESTMENT COMPANY - (8.69%)
49,810                  Nasdaq-100 Index Tracking Stock                                             (1,821,552)
46,550                  SPDR Trust Series 1                                                         (5,491,038)
                                                                                                  --------------
                                                                                                    (7,312,590)
                                                                                                  --------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $8,187,755)                  $ (7,961,995)
                                                                                                  ==============


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Troon Fund, LLC
             ----------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer


Date     May 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           and Principal Financial Officer

Date     May 20, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.